Significant Transactions (Details 3) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Cash	$ 445
Prepaid expenses and other assets	149
Furniture, fixtures, and equipment	1,327
Accounts payable and accrued liabilities	(978)
Net assets acquired	$ 31,744
Solo Sciences, Inc. [Member]
Business Acquisition [Line Items]
Cash		$ 101
Prepaid expenses and other assets		22
Furniture, fixtures, and equipment		2
Acquired technology		7,160
Acquired trade name		340
Goodwill		17,025
Accounts payable and accrued liabilities		(1,158)
Fair value of noncontrolling interests		(5,554)
Net assets acquired		$ 17,938